Basis of Presentation (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019
Foreign Currency Transaction Gain (Loss), before Tax, Total	$ 300,000	$ 800,000	$ 600,000
Goodwill, Impairment Loss	0	0	0
Contract with Customer, Asset, after Allowance for Credit Loss, Total	1,443,000	1,353,000	$ 1,107,000
Other Assets, Noncurrent, Total	18,652,000	15,550,000
Deferred Income Tax Liabilities, Net, Total	35,523,000	29,385,000
Retained Earnings (Accumulated Deficit), Ending Balance	2,612,000	(83,670,000)
Operating Lease, Liability, Total	11,411,000
Operating Lease, Right-of-Use Asset	$ 10,571,000	$ 12,165,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total				$ 10,400,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)	10 years
Deferred Share Unit Plan [Member]
Base Annual Fee, Percent	50.00%
Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Minimum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals (Year)	4 years
Minimum [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Minimum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period (Year)	3 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	1 year
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	3 years
Maximum [Member]
Costs to Obtain a Contract with a Customer, Period of Benefit Including Renewals (Year)	6 years
Maximum [Member] | Directors and Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	5 years
Maximum [Member] | Cash-Settled Restricted Share Plan [Member]
Cash Settled Restricted Share Units, Vesting Period (Year)	5 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	13 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)	14 years
Customer agreements and relationships | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Customer agreements and relationships | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	20 years
Existing Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	4 years
Existing Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	12 years
Trade names | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	3 years
Trade names | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	15 years
Non-compete covenants | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	2 years
Non-compete covenants | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	12 years